SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Estimated Useful Lives	Dec. 31, 2025
Computers [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	33 years
Minimum [Member] | Office furniture [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	7 years
Maximum [Member] | Office furniture [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	15 years